Additional Financial Information (Balance Sheet Information) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Additional Financial Information [Abstract]
Accounts payable	$ 4,194	$ 3,936
Accrued expenses	3,786	4,110
Accrued vacation, salaries and wages	4,857	5,686
Interest payable	774	813
Taxes payable	1,078	1,157
Total accounts payable and accrued liabilities	14,689	15,702
Advance billings and customer deposits	3,290	3,091
Dividends payable	5,940	1,402
Other	1,993	2,860
Total other current liabilities	$ 11,223	$ 7,353